Term Loan - Additional Information (Details) - Secured term loan - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Aug. 01, 2017
Term Loan
Secured term loan face amount	$ 7,500,000.0
Final term loan payment				$ 494,231
Term loan termination fee						$ 187,500
Interest expense including amortization of discount and accrual of termination fee		$ 1,000	$ 110,000	$ 95,000	$ 404,000
Term loan | Prime rate
Term Loan
Margin on interest rate	3.25%
Term loan | Minimum
Term Loan
Interest rate	7.95%
Term loan | Maximum
Term Loan
Interest rate	7.95%